Acquisition - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended
	Nov. 20, 2017	Nov. 21, 2016	Nov. 30, 2017	Dec. 31, 2017
iSheriff [Member]
Business Acquisition [Line Items]
Purchase price		$ 6,200
Cash payment		5,600
Purchase price held back		600
Business combination, indemnification period				1 year
Payments made for unresolved claims			$ 600
Contingent consideration related to discretionary purchase price		$ 2,000
Other Acquisitions [Member]
Business Acquisition [Line Items]
Purchase price	$ 750
Cash payment	750
Estimated fair value of the prototype	$ 500